-Cancellation of Shares Issued under Consulting Agreement	12 Months Ended
Dec. 31, 2011
-Cancellation of Shares Issued under Consulting Agreement

NOTE G—Cancellation of Shares Issued under Consulting Agreement

In the first quarter of 2011, a consultant returned 1,400,000 shares of stock that were valued at $0.07 per share (a total value of $98,000) for services not performed.  Of the $98,000, $57,167 was reversed out of prepaid expense and the remaining $40,833 was booked as an entry to other income as “Cancellation of shares issued under consulting agreement”.